Operating lease commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Operating leases
Total lease commitments	$ 3,953	$ 4,133
Future minimum lease payments receivable from non-cancellable sub-leases	7	9
No later than one year
Operating leases
Total lease commitments	570	548
Over 1 Year to 5 Years
Operating leases
Total lease commitments	1,564	1,591
Over 5 Years
Operating leases
Total lease commitments	1,819	1,994
Parent Entity
Operating leases
Total lease commitments	3,314	3,527
Future minimum lease payments receivable from non-cancellable sub-leases	6	9
Parent Entity | No later than one year
Operating leases
Total lease commitments	498	480
Parent Entity | Over 1 Year to 5 Years
Operating leases
Total lease commitments	1,356	1,395
Parent Entity | Over 5 Years
Operating leases
Total lease commitments	$ 1,460	$ 1,652